INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

As at December 31, 2024 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,481	872	51	660
Other	6	5	—	1
	1,487	877	51	661

As at December 31, 2023 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,388	814	81	655
Other	6	5	—	1
	1,394	819	81	656
Financing charges capitalized on intangible assets under development were $4 million in 2024 (2023 - $6 million). The estimated annual amortization expense for intangible assets is as follows: 2025 - $85 million; 2026 - $81 million; 2027 - $79 million; 2028 - $73 million; and 2029 - $65 million.